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                                   UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                       Form 13F

                                 Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 1999

Check here if Amendment [   ]; Amendment Number:
     This Amendment [Check only one.]:       [   ]  is a restatement
                                             [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 ----------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 ----------------------------------
                 Chicago, Illinois  60606
                 ----------------------------------

Form 13F File Number: 28-6800
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark N. Lampert
         -------------------------------
Title:   President
         -------------------------------
Phone:   (312) 263-7777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Mark N. Lampert                SAN FRANCISCO, CALIFORNIA      11/12/99
-------------------------------    -------------------------   -------------
       [Signature]                       [City, State]             [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

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[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:         1
                                           ------------

Form 13F Information Table Entry Total:    37
                                           ------------

Form 13F Information Table Value Total:    $185,396
                                           ------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.       Form 13F File Number     Name

       1.           28-6770              BVF Partners L.P.
       --              ----              -----------------

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Page 3 of 6


                                                                                                                  -----------------
                                                     FORM 13F                                                       (SEC USE ONLY)

                                         NAME OF REPORTING MANAGER: BVF INC.

             COLUMN 1:            COLUMN 2:    COLUMN 3:  COLUMN 4:      COLUMN 5:      COLUMN 6: COLUMN 7:        COLUMN 8:
------------------------------ -------------- ----------- ---------- ----------------- ---------- --------- -----------------------
                                                            VALUE      SHRS   SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)      PRN   PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------------ ------------ ----------- ------------ -------- --- ---- ---------- --------- -------- -------- -----
Advanced Magnetics Inc         Com            00753P103    2,841      909,235  Sh       Defined    1         909,235
-----------------------------------------------------------------------------------------------------------------------------------
Aquila Biopharm Inc            Com            03839F107      598      330,126  Sh       Defined    1         330,126
-----------------------------------------------------------------------------------------------------------------------------------
Ariad Pharmaceuticals          Warrant        04033A100        8      133,500  Sh       Defined    1         133,500
-----------------------------------------------------------------------------------------------------------------------------------
Arqule Inc                     Com            04269E107    4,130      667,500  Sh       Defined    1         667,500
-----------------------------------------------------------------------------------------------------------------------------------
Autoimmune Inc                 Com            052776101      769    1,366,200  Sh       Defined    1       1,366,200
-----------------------------------------------------------------------------------------------------------------------------------
Cadus Pharmaceutical Corp      Com            127639102      197      900,000  Sh       Defined    1         900,000
-----------------------------------------------------------------------------------------------------------------------------------
Clinichem Dev Inc              Com            186906103    1,745      225,194  Sh       Defined    1         225,194
-----------------------------------------------------------------------------------------------------------------------------------
Cortech Inc                    Com            22051J100    1,137      183,774  Sh       Defined    1         183,774
-----------------------------------------------------------------------------------------------------------------------------------
Corvas Intl Inc                Com            221005101    8,236    2,927,743  Sh       Defined    1       2,927,743
-----------------------------------------------------------------------------------------------------------------------------------
Creative Biomolecules Inc      Com            225270107      618      164,900  Sh       Defined    1         164,900
-----------------------------------------------------------------------------------------------------------------------------------
Genome Therapeutics Corp       Com            372430108    6,662    1,665,585  Sh       Defined    1       1,665,585
-----------------------------------------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals Inc     Com            45337C102      370       16,000  Sh       Defined    1          16,000
-----------------------------------------------------------------------------------------------------------------------------------
Magainin Pharmaceuticals Inc   Com            559036108       21       20,000  Sh       Defined    1          20,000
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COLUMN TOTAL                                              27,332
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

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
                                                                                                                  -----------------
                                                     FORM 13F                                                       (SEC USE ONLY)

                                         NAME OF REPORTING MANAGER: BVF INC.

            COLUMN 1:             COLUMN 2:    COLUMN 3:  COLUMN 4:     COLUMN 5:        COLUMN 6: COLUMN 7:       COLUMN 8:
------------------------------ -------------- ----------- ---------- -----------------  ---------- --------- ----------------------
                                                             VALUE      SHRS    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)     PRN     PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------------- -------------- ----------- ------------ --------  --- ---- ---------- --------- -------- ------- ----
-----------------------------------------------------------------------------------------------------------------------------------
Microcide Pharmaceuticals Inc Com            595018102    11,067      1,971,600  Sh       Defined    1        1,971,600
-----------------------------------------------------------------------------------------------------------------------------------
Molecular Biosystems Inc      Com            608513107       183        104,700  Sh       Defined    1          104,700
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine Bioscience Inc     Com            64125C109       382         68,100  Sh       Defined    1           68,100
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Neurogen Corp                 Com            64124E106    29,742      1,789,006  Sh       Defined    1        1,789,006
-----------------------------------------------------------------------------------------------------------------------------------
NPS Pharmaceuticals Inc       Com            62936P103     7,408      1,288,300  Sh       Defined    1        1,288,300
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc       Com            671040103    13,960      2,454,290  Sh       Defined    1        2,454,290
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Progenics Pharmaceuticals Inc Com            743187106    15,246        781,830  Sh       Defined    1          781,830
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Protein Polymer Technologies  Com            743697104       163        652,000  Sh       Defined    1          652,000
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QLT Phototherapeutics Inc     Com            746927102     9,733        127,327  Sh       Defined    1          127,327
-----------------------------------------------------------------------------------------------------------------------------------
Repligen Corp                 Com            759916109       552        187,950  Sh       Defined    1          187,950
-----------------------------------------------------------------------------------------------------------------------------------
Sibia Neurosciences Inc       Com            825732100    12,164      1,431,000  Sh       Defined    1        1,431,000
-----------------------------------------------------------------------------------------------------------------------------------
Sonus Pharmaceuticals Inc     Com            835692104        50         15,000  Sh       Defined    1           15,000
-----------------------------------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp  Com            87156R109     7,087      1,417,317  Sh       Defined    1        1,417,317
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COLUMN TOTAL                                             107,737
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
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
                                                                                                                  -----------------
                                                     FORM 13F                                                       (SEC USE ONLY)

                                         NAME OF REPORTING MANAGER: BVF INC.

             COLUMN 1:            COLUMN 2:    COLUMN 3:  COLUMN 4:     COLUMN 5:       COLUMN 6:  COLUMN 7:       COLUMN 8:
------------------------------ -------------- ----------- ---------- -----------------  ---------- --------- ----------------------
                                                             VALUE      SHRS    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)     PRN     PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------------- -------------- ----------- ------------ --------  --- ---- ---------- --------- -------- ------- ----
-----------------------------------------------------------------------------------------------------------------------------------
Titan Pharmaceuticals Inc Del  Com           888314101     6,979      744,473   Sh        Defined      1      744,473
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Amgen Inc                      Com           031162100     1,141       14,000   Sh  Put   Defined      1       14,000
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Biogen Inc.                    Com           090597105     4,335       55,000   Sh  Put   Defined      1       55,000
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Centocor Inc                   Com           152342101     8,257       14,100   Sh  Put   Defined      1       14,100
-----------------------------------------------------------------------------------------------------------------------------------
Chiron Corp                    Com           170040109     5,538      200,000   Sh  Put   Defined      1      200,000
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp                   Com           372917609       901       20,000   Sh  Put   Defined      1       20,000
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Gilead Sciences Inc            Com           375558103     4,814       75,000   Sh  Put   Defined      1       75,000
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Glaxo Wellcome PLC             Com           37733W105     5,616      108,000   Sh  Put   Defined      1      108,000
Sponsored ADR
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson              Com           478160104     4,594       50,000   Sh  Put   Defined      1       50,000
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Merck & Co Inc                 Com           589331107     6,481      100,000   Sh  Put   Defined      1      100,000
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Smithkline Beecham PLC         Com           832378301     1,671       29,000   Sh  Put   Defined      1       29,000
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COLUMN TOTAL                                              50,327
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

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Page 6 of 6

                                                                                                                  -----------------
                                                     FORM 13F                                                       (SEC USE ONLY)

                                         NAME OF REPORTING MANAGER: BVF INC.

             COLUMN 1:            COLUMN 2:    COLUMN 3:  COLUMN 4:      COLUMN 5:      COLUMN 6:  COLUMN 7:       COLUMN 8:
------------------------------ -------------- ----------- ---------- -----------------  ---------- --------- ----------------------
                                                             VALUE      SHRS    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)     PRN     PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------------- -------------- ----------- ------------ --------  --- ---- ---------- --------- -------- ------- ----